Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8: PROPERTY AND EQUIPMENT, NET

December 31, 2019:

	Leased systems		System Components		Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements			Total
Cost:
Balance at January 1, 2019	$6,369		$2,717		$794	$1,414	$82		$52		$11,428
Additions	—		5,521		37	—	8		—		5,566
Transfer to Leased systems	2,150		(2,150)		—	—	—		—		—
Reductions	(368	)(**)	(2,971	)(***)	—	—	—		—		(3,339)
Balance at December 31, 2019	8,151		3,117		831	1,414	90		52		13,655

Accumulated depreciation:
Balance at January 1, 2019	1,679		—		613	—	44		52		2,388
Additions	1,054		—		81	460	6		—		1,602
Reductions	(73)		—		—	—	—		—		(73)

Balance at December 31, 2019	2,660		—		694	460	50		52		3,916

Depreciated cost at December 31, 2019	$5,491		$3,117		$137	$954	$40	$		(*)	$9,739

(*)	Represents an amount lower than $ 1

(**)	Derived mainly from systems leased to customers and sold

(***)	Includes impairment charge of $1,191 for the year ended December 31, 2019.

December 31, 2018:

	Leased systems		System Components		Laboratory equipment and Computers	Office furniture and equipment	Leasehold improvements		Total
Cost:
Balance at January 1, 2018	$4,627		$3,553		$633	$75	$52		$8,940
Additions	—		2,645		161	7	—		2,813
Transfer to Leased systems	2,458		(2,458)		—	—	—		—
Reductions	(716	)(**)	(1,023	)(***)	—	—	—		(1,739)
Balance at December 31, 2018	6,369		2,717		794	82	52		10,014

Accumulated depreciation:
Balance at January 1, 2018	1,187		—		554	38	52		1,831
Additions	817		—		59	6	—		882
Reductions	(325)		—		—	—	—		(325)

Balance at December 31, 2018	1,679		—		613	44	52		2,388

Depreciated cost at December 31, 2018	$4,690		$2,717		$181	$38	$—	(*)	$7,626

(*)	Represents an amount lower than $ 1.

(**)	Derived mainly from systems leased to customers and sold

(***)	Includes impairment charge of $340 for the year ended December 31, 2018.